Significant accounting policies - New standards (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Minimum lease payments payable under non-cancellable operating lease		€ 961
Summary of adjustments
Retained earnings		€ 1,147		€ 3,588
Reclassification of contract assets and liabilities
Summary of adjustments
Retained earnings			€ (25)
Microsoft agreement
Disclosure of initial application of standards or interpretations [line items]
Term of non-exclusive license to patents	10 years	10 years
Prepayment related to mutual patent license agreement		€ 980